INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost of investment securities by contractual maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Marketable Securities [Line Items]
Less than one year	$ 145,210	$ 95,244
One to five years	28,198	15,954
Five to ten years	11,175	1,325
More than ten years	10,701	8,247
Total	$ 195,284	$ 120,770